Shareholders of Global Blue Group Holding AG (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Shareholders Of Global Blue Group AG [Abstract]
Disclosure of Composition of Shareholding

For the financial year ended March 31, 2025	Number of shares
(in thousand)	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April, 2024	210,317.8	17,684.4	22,023.5	250,025.7
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	—	—	1,101.2	1,101.2
Closing balance as of March 31, 2025	210,317.8	17,684.4	23,124.7	251,126.9

For the financial year ended March 31, 2024	Number of shares
(in thousand)	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2023	201,226.9	17,684.4	21,176.5	240,087.7
Issuance of share capital Global Blue Group Holding A.G.	9,090.9	—	—	9,090.9
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	—	—	847.1	847.1
Closing balance as of March 31, 2024	210,317.8	17,684.4	22,023.5	250,025.7

For the financial year ended March 31, 2023	Number of shares
(in thousand)	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of April 1, 2022	192,535.0	17,788.5	—	210,323.5
Issuance of share capital Global Blue Group Holding A.G.	8,587.8	—	21,176.5	29,764.3
Issuance of treasury shares by Global Blue Group Holding A.G.	104.1	—	—	104.1
Cancellation of preference shares by Global Blue Group Holding A.G.	—	(104.1)	—	(104.1)
Closing balance as of March 31, 2023	201,226.9	17,684.4	21,176.5	240,087.7

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2025
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.0%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	23,124,705	32,411,674	13.5%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	7,639,107	616,223	8,255,330	3.4%	516,317
Other Shareholders	22,884,760	158,294	23,043,054	9.6%	20,969,283
Total excl. instruments held by the Group	199,366,170	40,808,846	240,175,016	100.0%	30,735,950
Treasury shares	10,951,622	236	10,951,858		—
Total incl. instruments held by the Group	210,317,792	40,809,082	251,126,874		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.1%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.1%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,721,599	774,517	9,496,116	4.0%	516,317
Other Shareholders	22,010,799	—	22,010,799	9.2%	20,969,283
Total excl. instruments held by the Group	199,574,701	39,707,670	239,282,371	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	210,317,792	39,707,906	250,025,698		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2023
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	45.6%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	18.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	21,176,470	30,463,439	12.7%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,883,950	774,517	9,658,467	4.0%	516,317
Other Shareholders	21,796,402	—	21,796,402	9.1%	20,969,283
Total excl. instruments held by the Group	189,855,747	38,860,611	228,716,358	100.0%	30,735,950
Treasury shares	11,371,136	236	11,371,372		—
Total incl. instruments held by the Group	201,226,883	38,860,847	240,087,730		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes Treasury Shares